Eaton Vance
Enhanced Equity Income Fund II
September 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.8%(1)
Security	Shares	Value
Aerospace & Defense — 1.0%
HEICO Corp.	45,595	$ 11,922,180
		$ 11,922,180
Automobiles — 0.8%
Tesla, Inc.(2)	37,152	$ 9,720,078
		$ 9,720,078
Beverages — 0.9%
Coca-Cola Co.	139,314	$ 10,011,104
		$ 10,011,104
Biotechnology — 1.4%
AbbVie, Inc.	86,568	$ 17,095,449
		$ 17,095,449
Broadline Retail — 7.7%
Amazon.com, Inc.(2)	492,652	$ 91,795,847
		$ 91,795,847
Building Products — 1.1%
Trane Technologies PLC	34,245	$ 13,312,059
		$ 13,312,059
Capital Markets — 3.1%
Blue Owl Capital, Inc.	308,536	$ 5,973,257
Intercontinental Exchange, Inc.	40,405	6,490,659
S&P Global, Inc.	20,908	10,801,491
Tradeweb Markets, Inc., Class A	107,716	13,321,238
		$ 36,586,645
Commercial Services & Supplies — 2.0%
Copart, Inc.(2)	205,247	$ 10,754,943
Waste Connections, Inc.	72,991	13,052,250
		$ 23,807,193
Consumer Staples Distribution & Retail — 3.5%
BJ's Wholesale Club Holdings, Inc.(2)	149,481	$ 12,329,193
Costco Wholesale Corp.	21,609	19,156,810
Walmart, Inc.	129,277	10,439,118
		$ 41,925,121
Security	Shares	Value
Electrical Equipment — 1.2%
AMETEK, Inc.	82,825	$ 14,221,881
		$ 14,221,881
Entertainment — 2.0%
Netflix, Inc.(2)	32,568	$ 23,099,505
		$ 23,099,505
Financial Services — 3.4%
Shift4 Payments, Inc., Class A(2)	157,901	$ 13,990,029
Visa, Inc., Class A	97,195	26,723,765
		$ 40,713,794
Ground Transportation — 1.1%
Uber Technologies, Inc.(2)	170,561	$ 12,819,365
		$ 12,819,365
Health Care Equipment & Supplies — 1.2%
Intuitive Surgical, Inc.(2)	29,319	$ 14,403,545
		$ 14,403,545
Health Care Providers & Services — 1.0%
Elevance Health, Inc.	21,879	$ 11,377,080
		$ 11,377,080
Interactive Media & Services — 11.2%
Alphabet, Inc., Class C	535,707	$ 89,564,853
Meta Platforms, Inc., Class A	76,609	43,854,056
		$ 133,418,909
IT Services — 1.0%
Gartner, Inc.(2)	22,888	$ 11,598,723
		$ 11,598,723
Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	20,131	$ 12,452,433
		$ 12,452,433
Pharmaceuticals — 3.1%
Eli Lilly & Co.	41,916	$ 37,135,061
		$ 37,135,061
Professional Services — 1.3%
TransUnion	146,997	$ 15,390,586
		$ 15,390,586

Eaton Vance
Enhanced Equity Income Fund II
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 1.6%
CoStar Group, Inc.(2)	99,847	$ 7,532,458
FirstService Corp.	65,257	11,906,792
		$ 19,439,250
Semiconductors & Semiconductor Equipment — 18.3%
Advanced Micro Devices, Inc.(2)	65,103	$ 10,682,100
Analog Devices, Inc.	70,444	16,214,095
Broadcom, Inc.	220,480	38,032,800
Lam Research Corp.	24,108	19,674,057
NVIDIA Corp.	1,090,350	132,412,104
		$ 217,015,156
Software — 19.3%
Adobe, Inc.(2)	62,419	$ 32,319,310
Constellation Software, Inc.	1,833	5,963,400
Fair Isaac Corp.(2)	5,727	11,130,539
Fortinet, Inc.(2)	127,630	9,897,706
Intuit, Inc.	46,862	29,101,302
Microsoft Corp.	269,419	115,930,996
Nutanix, Inc., Class A(2)	93,706	5,552,080
Salesforce, Inc.	69,358	18,983,978
		$ 228,879,311
Specialty Retail — 3.7%
Burlington Stores, Inc.(2)	28,346	$ 7,468,604
Home Depot, Inc.	20,895	8,466,654
TJX Cos., Inc.	241,366	28,370,160
		$ 44,305,418
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	398,426	$ 92,833,258
		$ 92,833,258
Total Common Stocks (identified cost $442,505,069)		$1,185,278,951

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(3)	1,269,063	$ 1,269,063
Total Short-Term Investments (identified cost $1,269,063)		$ 1,269,063
Total Investments — 99.9% (identified cost $443,774,132)		$1,186,548,014
Total Written Covered Call Options — (0.5)% (premiums received $8,819,641)		$ (6,330,306)
Other Assets, Less Liabilities — 0.6%		$ 7,190,515
Net Assets — 100.0%		$1,187,408,223
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of each applicable common stock for which a written call option is outstanding at September 30, 2024 has been pledged as collateral for such written option.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.

Written Covered Call Options (Exchange-Traded) — (0.5)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
AbbVie, Inc.	430	$8,491,640	$200	10/25/24	$ (113,090)
Adobe, Inc.	315	16,310,070	545	10/25/24	(138,600)
Advanced Micro Devices, Inc.	325	5,332,600	170	10/25/24	(165,750)
Alphabet, Inc., Class C	2,690	44,974,110	170	10/4/24	(192,335)
Amazon.com, Inc.	2,575	47,979,975	195	10/18/24	(360,500)
AMETEK, Inc.	410	7,040,110	175	10/18/24	(70,725)

Eaton Vance
Enhanced Equity Income Fund II
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Analog Devices, Inc.	350	$8,055,950	$240	11/1/24	$ (131,628)
Apple, Inc.	1,990	46,367,000	235	10/4/24	(282,580)
BJ's Wholesale Club Holdings, Inc.	745	6,144,760	85	10/18/24	(63,325)
Broadcom, Inc.	1,110	19,147,500	178	10/18/24	(410,700)
Burlington Stores, Inc.	140	3,688,720	280	10/11/24	(15,400)
Coca-Cola Co.	695	4,994,270	74	11/1/24	(38,573)
Copart, Inc.	1,025	5,371,000	55	11/15/24	(84,563)
CoStar Group, Inc.	495	3,734,280	80	10/18/24	(27,225)
Costco Wholesale Corp.	105	9,308,460	920	11/1/24	(105,787)
Elevance Health, Inc.	105	5,460,000	590	10/18/24	(16,275)
Eli Lilly & Co.	210	18,604,740	955	10/11/24	(34,860)
Fair Isaac Corp.	25	4,858,800	1,980	10/18/24	(95,500)
Fortinet, Inc.	635	4,924,425	85	11/8/24	(114,990)
Gartner, Inc.	115	5,827,740	510	10/18/24	(104,075)
HEICO Corp.	225	5,883,300	280	10/18/24	(11,813)
Home Depot, Inc.	100	4,052,000	405	10/25/24	(90,250)
Intercontinental Exchange, Inc.	200	3,212,800	165	10/18/24	(12,000)
Intuit, Inc.	230	14,283,000	660	11/1/24	(92,575)
Intuitive Surgical, Inc.	145	7,123,415	510	10/25/24	(136,300)
Lam Research Corp.	120	9,792,960	835	10/4/24	(123,000)
Meta Platforms, Inc., Class A	385	22,038,940	600	10/25/24	(358,050)
Microsoft Corp.	1,355	58,305,650	455	10/18/24	(114,497)
Netflix, Inc.	160	11,348,320	710	10/11/24	(216,400)
Nutanix, Inc., Class A	465	2,755,125	65	10/18/24	(9,300)
NVIDIA Corp.	5,450	66,184,800	132	10/25/24	(1,109,075)
S&P Global, Inc.	100	5,166,200	540	10/18/24	(9,000)
Salesforce, Inc.	345	9,442,995	290	11/1/24	(90,908)
Shift4 Payments, Inc., Class A	785	6,955,100	95	11/15/24	(278,675)
Tesla, Inc.	185	4,840,155	285	10/25/24	(228,475)
Thermo Fisher Scientific, Inc.	100	6,185,700	630	10/4/24	(12,500)
TJX Cos., Inc.	1,205	14,163,570	122	10/11/24	(14,460)
Tradeweb Markets, Inc., Class A	535	6,616,345	120	10/18/24	(288,900)
Trane Technologies PLC	175	6,802,775	410	11/15/24	(144,375)
TransUnion	730	7,643,100	105	10/18/24	(195,275)
Uber Technologies, Inc.	880	6,614,080	82	10/25/24	(69,960)
Visa, Inc., Class A	485	13,335,075	290	11/1/24	(100,152)
Walmart, Inc.	645	5,208,375	83	10/25/24	(47,085)
Waste Connections, Inc.	360	6,437,520	190	10/18/24	(10,800)
Total					$(6,330,306)
At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

Eaton Vance
Enhanced Equity Income Fund II
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,269,063, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,503,042	$112,272,032	$(114,506,011)	$ —	$ —	$1,269,063	$293,730	1,269,063
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,185,278,951*	$ —	$ —	$1,185,278,951
Short-Term Investments	1,269,063	—	—	1,269,063
Total Investments	$1,186,548,014	$ —	$ —	$1,186,548,014
Liability Description
Written Covered Call Options	$ (6,330,306)	$ —	$ —	$ (6,330,306)
Total	$ (6,330,306)	$ —	$ —	$ (6,330,306)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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